Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($)		Ordinary shares		Additional paid-in capital	Accumulated Deficits	Accumulated other comprehensive income	Total BIG TREE CLOUD HOLDINGS LIMITED’s equity/(deficit)	Non- controlling interests	Total
Balance at Jun. 30, 2022		$ 5,000	[1]	$ 4,244,352	$ (4,259,232)	$ 463,054	$ 453,174		$ 453,174
Balance (in Shares) at Jun. 30, 2022	[1]	50,000,000
Net (loss)/income			[1]		279,565		279,565		279,565
Foreign currency translation			[1]			(144,906)	(144,906)		(144,906)
Balance at Jun. 30, 2023		$ 5,000	[1]	4,244,352	(3,979,667)	318,148	587,833		587,833
Balance (in Shares) at Jun. 30, 2023	[1]	50,000,000
Net (loss)/income			[1]		640,485		640,485		640,485
Offering costs			[1]	(2,210,633)			(2,210,633)		(2,210,633)
Reverse recapitalization		$ 708	[1]	(2,033,719)	(1,558,935)		(3,591,946)		(3,591,946)
Reverse recapitalization (in Shares)	[1]	7,080,546
Foreign currency translation			[1]			(4,536)	(4,536)		(4,536)
Balance at Jun. 30, 2024		$ 5,708	[1]		(4,898,117)	313,612	(4,578,797)		(4,578,797)
Balance (in Shares) at Jun. 30, 2024	[1]	57,080,546
Net (loss)/income			[1]		(32,530,121)		(32,530,121)	2,250	(32,527,871)
Foreign currency translation			[1]			43,618	43,618		43,618
Capital contribution to a subsidiary			[1]	3,011,091			3,011,091	945,754	3,956,845
Earnout shares		$ 2,000	[1]	(2,000)
Earnout shares (in Shares)	[1]	20,000,000
Share-based compensation		$ 989	[1]	34,226,652			34,227,641		34,227,641
Share-based compensation (in Shares)	[1]	9,892,382
Balance at Jun. 30, 2025		$ 8,697	[1]	$ 37,235,743	$ (37,428,238)	$ 357,230	$ 173,432	$ 948,004	$ 1,121,436
Balance (in Shares) at Jun. 30, 2025	[1]	86,972,928

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.